FOREIGN EXCHANGE TRANSACTIONS AND TRANSLATIONS	12 Months Ended
Jun. 30, 2026
EBP Japan
EBP, Description of Plan [Line Items]
FOREIGN EXCHANGE TRANSACTIONS AND TRANSLATIONS	FOREIGN EXCHANGE TRANSACTIONS AND TRANSLATIONS
Contributions to the Plan are denominated in Japanese Yen; however, purchases and sales of Stock are measured in U.S. Dollars resulting in net unrealized foreign exchange gain of ¥2,962 million in 2026, net unrealized foreign exchange loss of ¥2,526 million in 2025, and net unrealized foreign exchange gain of ¥2,521 million in 2024, net realized foreign exchange gain of ¥221.54 million in 2026, net realized foreign exchange loss of ¥231.22 million in 2025, and net realized foreign exchange gain of ¥114.86 million in 2024 as disclosed in the Statements of Comprehensive Income and Changes in Plan Equity.